Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table Total for PEO (1) (3)	Compensation Actually Paid to PEO (1) (2) (5)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (2)(4)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (7)	Net Income (Loss) (8)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$2,157,414	$4,876,184	$1,009,355	$2,000,353	$152.79	$(26,386,000)
2023	$2,520,314	$2,154,023	$1,109,506	$952,501	$52.79	$(47,678,000)
2022	$1,472,198	$(188,099)	$770,916	$266,160	$45.69	$(36,508,000)

Named Executive Officers, Footnote	For each of the three years presented in the above table, Gerard Michel was our Principal Executive Officer (“PEO”). Our Non-PEO Named Executive Officers (“Non-PEO NEOs”) were (i) Vojislav Vukovic and Martha Rook in 2024, (ii) John Purpura, M.S. and Kevin Muir in 2023, and (iii) John Purpura, M.S. and Johnny John in 2022.
PEO Total Compensation Amount	$ 2,157,414	$ 2,520,314	$ 1,472,198
PEO Actually Paid Compensation Amount	$ 4,876,184	2,154,023	(188,099)
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (“Compensation Actually Paid”) to our PEO has been computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not reflect the actual amount of compensation earned by or paid to our PEO during 2024. The dollar amounts reported in column (c) for 2024 represent total compensation as reflected in the above Summary Compensation Table for 2024, adjusted as follows:

PEO
2024
Summary Compensation Table Totals for PEO	$2,157,414
Additions (Subtractions) for Equity Awards
Stock and Option Award Values Reported in the Summary Compensation Table for the Covered Year	(1,230,036)
Fair Value at Year-End of Outstanding and Unvested Equity Awards Granted in the Covered Year	2,155,053
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	886,243
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	570,777
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	336,733
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to PEO	$4,876,184

Non-PEO NEO Average Total Compensation Amount	$ 1,009,355	1,109,506	770,916
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,000,353	952,501	266,160
Adjustment to Non-PEO NEO Compensation Footnote	The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2024 to determine the Compensation Actually Paid, using the same methodology described above in Note 5:

Non-PEO NEOs (Average)
2024
Summary Compensation Table Totals for Non-PEO NEOs	$1,009,355
Additions (Subtractions) for Equity Awards
Stock and Option Award Values Reported in the Summary Compensation Table for the Covered Year	(427,819)
Average Fair Value at Year-End of Outstanding and Unvested Equity Awards Granted in the Covered Year	829,850
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	243,666
Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	216,393
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	128,908
Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid to Non-PEO NEOs	$2,000,353

Compensation Actually Paid vs. Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
l

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
	We commercially launched the HEPZATO KIT in January 2024 and prior to that we incurred expenses related to completing the FOCUS clinical trial and preparing for commercialization of the HEPZATO KIT. We have incurred net losses during the periods presented. Consequently, we have not looked to our net loss as a performance measure for our executive compensation program. Moreover, we do not believe there is any meaningful relationship between our net loss and Compensation Actually Paid to our named executive officers during the periods presented.
Total Shareholder Return Amount	$ 152.79	52.79	45.69
Net Income (Loss)	$ (26,386,000)	$ (47,678,000)	$ (36,508,000)
PEO Name	Gerard Michel	Gerard Michel	Gerard Michel
Additional 402(v) Disclosure	We are a smaller reporting company pursuant to Rule 405 of the Securities Act and as such, we are only required to include information for the past three fiscal years in the table. The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table above and in the Summary Compensation Table as disclosed in the proxy statements for the applicable years.
(4)The dollar amounts reported in column (d) represent the average of the amounts reported for the Non-PEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table above and in the Summary Compensation Table as disclosed in the proxy statements for the applicable years.
	Cumulative Total Shareholder Return (“TSR”) represents the return on a fixed investment of $100 in our Common Stock for the period beginning on the last trading day of 2021 through the last trading day of the applicable fiscal year.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the year ended December 31, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,230,036)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,155,053
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,243
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	570,777
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,733
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,819)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	829,850
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,666
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,393
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,908
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0